DEBT - Disclosure of borrowings (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings	$ 18,409	$ 18,305
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	568,160	513,444
Total debt	586,569	531,749	$ 363,404
Lease liabilities [Member]
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings	7,613	9,625
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	7,408	6,067
Secured equipment loans [Member]
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings	8,489	6,539
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	24,550	6,025
Lease related obligations [Member]
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings	2,307	2,141
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	3,009	5,316
Senior secured notes [Member]
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	534,118	497,388
Revolving credit deferred financing fees [Member]
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	$ (925)	$ (1,352)